Cover Statement	Oct. 22, 2026
Document Information [Line Items]
Document Period End Date	Oct. 22, 2026
Entity Registrant Name	Knowles Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36102
Entity Tax Identification Number	90-1002689
Entity Address, Address Line One	1151 Maplewood Drive
Entity Address, City or Town	Itasca
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60143
City Area Code	630
Local Phone Number	250-5100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	KN
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Document Type	8-K
Entity Central Index Key	0001587523
Amendment Flag	false